Submission	Apr. 20, 2026
Submission [Line Items]
Central Index Key	0002081690
Registrant Name	Vernal Capital Acquisition Corp.
Registration File Number	333-290609
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A